LONG-TERM PREPAYMENTS AND DEPOSITS	12 Months Ended
Dec. 31, 2015
Other Assets, Noncurrent Disclosure [Abstract]
LONG-TERM PREPAYMENTS AND DEPOSITS
10.	LONG-TERM PREPAYMENTS AND DEPOSITS

Long term prepayments and deposits consist of the following:

	December 31,
	2014	2015

Prepayments for acquisition of fixed assets	$1,484,843	$542,647
Other deposits	2,000,350	2,848,375
Other long-term prepayments	615,373	484,163

	$4,100,566	$3,875,185

Other deposits mainly represent deposits for concession contracts.